Annual Total Returns- Transamerica Large Cap Value (Retail Class) [BarChart] - Retail Class - Transamerica Large Cap Value - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.38%)	16.30%	35.48%	8.58%	2.11%	21.60%	12.05%	(10.56%)	17.51%	0.81%